Note 13 - Income Tax - Deferred Income Tax Components (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loss carry-forwards	$ 1,567	$ 1,580
Expenses not currently deductible	20,440	18,029
Stock-based compensation	1,312	1,602
Basis differences of partnerships and other entities		683
Allowance for doubtful accounts	2,018	1,596
Inventory and other reserves	113	191
	25,450	23,681
Depreciation and amortization	29,393	21,631
Basis differences of partnerships and other entities	166
Prepaid and other expenses deducted for tax purposes	1,689	1,423
	31,248	23,054
Net deferred income tax asset (liability) before valuation allowance	(5,798)	627
Valuation allowance	779	793
Net deferred income tax asset (liability)	$ (6,577)	$ (166)